UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street  New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.52%
CLOSED-END FUNDS - 26.82%

CORE - 9.01%
Adams Diversified Equity Fund, Inc.	712,445	$10,836,288
Advent/Claymore Enhanced Growth & Income Fund	72,388	623,261
General American Investors Company, Inc.	318,510	11,469,545
Liberty All-Star Equity Fund	1,306,346	7,877,266
Royce Micro-Cap Trust, Inc.	522,910	4,904,896
Royce Value Trust	420,964	6,647,022
Source Capital, Inc.	41,654	1,687,404
Sprott Focus Trust, Inc.	87,568	676,901
Tri-Continental Corporation	319,083	8,152,571
		52,875,154
CORPORATE DEBT BBB LEVERAGED - 0.17%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	54,830	618,482
Western Asset/Claymore Inflation-Linked Securities & Income Fund	31,752	366,736
		985,218
DEVELOPED MARKET - 0.79%
Aberdeen Japan Equity Fund, Inc.	10,814	94,190
Aberdeen Singapore Fund, Inc.	27,638	321,153
European Equity Fund, Inc. (The)	2,540	24,587
Japan Smaller Capitalization Fund, Inc.	53,156	668,171
Morgan Stanley Asia-Pacific Fund, Inc.	113,932	1,964,188
New Germany Fund, Inc. (The)	34,121	633,661
New Ireland Fund, Inc. (The)	37,850	519,302
Swiss Helvetia Fund, Inc. (The)	31,989	406,900
		4,632,152
EMERGING MARKETS - 4.53%
Aberdeen Chile Fund, Inc.	103,947	872,115
Aberdeen Latin America Equity Fund, Inc.	12,213	334,148
Central Europe, Russia and Turkey Fund, Inc. (The )	26,450	653,315

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

India Fund, Inc. (The)	205,105	$5,486,559
Latin American Discovery Fund, Inc. (The)	53,545	646,824
Mexico Equity & Income Fund Inc. *	17,369	202,349
Mexico Fund, Inc. (The)	224,320	3,853,818
Morgan Stanley China A Share Fund, Inc.	311,519	7,432,843
Morgan Stanley Emerging Markets Fund, Inc.	56,946	993,138
Morgan Stanley India Investment Fund, Inc.	32,418	1,111,581
Taiwan Fund, Inc. (The) *	14,077	289,705
Templeton Dragon Fund, Inc.	157,932	3,284,986
Templeton Emerging Markets Fund	86,264	1,425,081
		26,586,462
EMERGING MARKETS HARD CURRENCY DEBT - 0.30%
Templeton Emerging Markets Income Fund	154,150	1,783,515

ENERGY MLP - 0.23%
ClearBridge American Energy MLP Fund Inc.	48,591	416,425
Kayne Anderson Energy Total Return Fund, Inc.	8,952	99,546
Kayne Anderson Midstream/Energy Fund, Inc.	55,357	813,748
		1,329,719
GLOBAL - 1.70%
Alpine Global Total Dynamic Dividend Fund	571,740	5,145,672
Delaware Enhanced Global Dividend and Income Fund	91,344	1,083,340
Gabelli Global Small and Mid Cap Value Trust (The)	78,374	1,035,321
GDL Fund (The)	71,043	725,349
Lazard Global Total Return and Income Fund, Inc.	2,998	50,246
Lazard World Dividend & Income Fund, Inc.	27,426	310,736
Royce Global Value Trust, Inc.	158,158	1,636,934
		9,987,598
GLOBAL INCOME - 0.49%
Legg Mason BW Global Income Opportunities Fund Inc.	214,990	2,889,466

INCOME & PREFERRED STOCK - 0.24%
Delaware Investments Dividend & Income Fund, Inc.	17,682	190,258
LMP Capital and Income Fund Inc.	76,092	1,106,385
Rivernorth Opportunities Fund, Inc.	4,100	84,583
		1,381,226

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

NATURAL RESOURCES - 2.98%
Adams Natural Resources Fund, Inc.	379,559	$7,458,334
BlackRock Energy & Resources Trust	79,021	1,084,958
BlackRock Resources & Commodities Strategy Trust	994,848	8,844,199
Cushing Renaissance Fund	3,900	72,969
		17,460,460
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.18%
BlackRock Enhanced Global Dividend Trust	21,212	287,635
Cohen & Steers Global Income Builder, Inc.	40,680	395,003
Madison Strategic Sector Premium Fund	3,485	41,890
Voya Asia Pacific High Dividend Equity Income Fund	32,261	345,515
		1,070,043
PACIFIC EX JAPAN - 0.39%
Aberdeen Greater China Fund, Inc.	42,147	495,227
Asia Tigers Fund, Inc. (The)	100	1,239
Korea Fund, Inc. (The)	33,259	1,345,327
Thai Fund, Inc. (The)	42,607	414,992
		2,256,785
REAL ESTATE - 2.56%
Alpine Global Premier Properties Fund	527,722	3,498,797
CBRE Clarion Global Real Estate Income Fund	963,664	7,612,946
Cohen & Steers Preferred Securities and Income Fund, Inc.	270	5,724
Cohen & Steers Quality Income Realty Fund, Inc.	117,021	1,469,784
RMR Real Estate Income Fund	125,575	2,426,108
		15,013,359
SECTOR EQUITY - 1.11%
BlackRock Science and Technology Trust	17,104	417,851
Gabelli Healthcare & WellnessRx Trust	198,719	2,009,049
Nuveen Real Asset Income and Growth Fund	67,511	1,214,523
Tekla Healthcare Opportunities Fund	73,704	1,368,683
Tekla World Healthcare Fund	101,495	1,477,767
		6,487,873
UTILITY - 2.11%
Brookfield Global Listed Infrastructure Income Fund Inc.	152,162	2,055,709
Cohen & Steers Infrastructure Fund, Inc.	271,841	6,252,343
Duff & Phelps Global Utility Income Fund Inc.	38,984	632,710
Gabelli Global Utility & Income Trust (The)	54,335	1,115,807

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Macquarie Global Infrastructure Total Return Fund Inc.	81,337	$2,136,723
Reaves Utility Income Fund	5,673	179,834
		12,373,126
VALUE - 0.03%
Gabelli Dividend & Income Trust	8,427	188,680

TOTAL CLOSED-END FUNDS		157,300,836

CONSUMER DISCRETIONARY - 9.16%
Amazon.com, Inc. *	7,500	7,210,125
Carnival Corporation	5,000	322,850
Charter Communications, Inc. *	5,600	2,035,152
Comcast Corporation - Class A	175,000	6,734,000
Delphi Automotive PLC	6,000	590,400
Ford Motor Company	97,000	1,161,090
General Motors Company	39,000	1,574,820
Home Depot, Inc. (The)	56,600	9,257,496
Lowe's Companies, Inc.	30,000	2,398,200
McDonald's Corporation	28,700	4,496,716
Netflix, Inc. *	16,000	2,901,600
Newell Brands Inc.	19,000	810,730
NIKE, Inc.	48,500	2,514,725
Priceline Group Inc. (The) *	1,500	2,746,230
Royal Caribbean Cruises Ltd.	6,000	711,240
Starbucks Corporation	52,000	2,792,920
TJX Companies, Inc. (The)	18,000	1,327,140
Walt Disney Company (The)	42,200	4,159,654
		53,745,088
CONSUMER STAPLES - 5.51%
Altria Group, Inc.	55,000	3,488,100
Archer-Daniels-Midland Company	19,000	807,690
British American Tobacco p.l.c. - ADR	14,202	886,915
ConAgra Foods, Inc.	7,500	253,050
Constellation Brands, Inc.	7,000	1,396,150
Costco Wholesale Corporation	15,000	2,464,350
CVS Health Corporation	31,000	2,520,920
Estée Lauder Companies Inc. (The) - Class A	8,000	862,720

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

General Mills, Inc.	18,900	$978,264
Kellogg Company	8,700	542,619
Kraft Heinz Company (The)	16,000	1,240,800
Kroger Company (The)	25,000	501,500
Molson Coors Brewing Company - Class B	2,000	163,280
Mondelez International, Inc.	45,000	1,829,700
Monster Beverage Corporation *	14,000	773,500
PepsiCo, Inc.	41,900	4,668,917
Procter & Gamble Company (The)	56,000	5,094,880
Sysco Corporation	17,500	944,125
Tyson Foods, Inc.	8,000	563,600
Walgreens Boots Alliance, Inc.	30,000	2,316,600
		32,297,680
ENERGY - 2.60%
Baker Hughes, a GE company	9,000	329,580
Chevron Corporation	35,000	4,112,500
Concho Resources Inc. *	2,500	329,300
ConocoPhillips	23,000	1,151,150
Enbridge Inc.	4,723	197,610
EOG Resources, Inc.	8,600	831,964
Exxon Mobil Corporation	84,636	6,938,459
Occidental Petroleum Corporation	14,400	924,624
Pioneer Natural Resources Company	3,000	442,620
		15,257,807
EXCHANGE-TRADED FUNDS - 2.15%
iShares Core S&P 500 ETF	30,000	7,587,900
SPDR S&P 500 ETF	20,000	5,024,600
		12,612,500
FINANCIALS - 10.72%
Allstate Corporation (The)	14,000	1,286,740
Aon plc	9,000	1,314,900
Bank of America Corporation	363,300	9,206,022
Bank of New York Mellon Corporation (The)	38,500	2,041,270
BB&T Corporation	22,000	1,032,680
Berkshire Hathaway Inc. - Class B *	20,000	3,666,400
BlackRock, Inc. - Class A	3,000	1,341,270
Brighthouse Financial, Inc. *	2,316	140,813
Charles Schwab Corporation (The)	44,000	1,924,560

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Chubb Limited	13,000	$1,853,150
Citigroup Inc.	77,000	5,600,980
CME Group Inc.	9,000	1,221,120
Goldman Sachs Group, Inc. (The)	11,000	2,609,090
JPMorgan Chase & Co.	131,000	12,511,810
Loews Corporation	10,000	478,600
Marsh & McLennan Companies, Inc.	18,000	1,508,580
MetLife, Inc.	25,500	1,324,725
Moody's Corporation	6,000	835,260
Morgan Stanley	54,000	2,601,180
PNC Financial Services Group, Inc. (The)	18,000	2,425,860
S&P Global Inc.	9,000	1,406,790
State Street Corporation	13,000	1,242,020
U.S. Bancorp	40,000	2,143,600
Wells Fargo & Company	56,800	3,132,520
		62,849,940
HEALTH CARE - 11.20%
Abbott Laboratories	37,000	1,974,320
AbbVie Inc.	72,000	6,397,920
Aetna Inc.	13,000	2,067,130
Allergan plc	4,400	901,780
Amgen Inc.	26,000	4,847,700
Anthem, Inc.	7,000	1,329,160
Baxter International Inc.	17,000	1,066,750
Becton, Dickinson and Company	6,000	1,175,700
Boston Scientific Corporation *	49,000	1,429,330
Bristol-Myers Squibb Company	34,000	2,167,160
Cardinal Health, Inc.	11,000	736,120
Celgene Corporation *	28,000	4,082,960
Cigna Corporation	9,000	1,682,460
Edwards Lifesciences Corporation *	8,000	874,480
Eli Lilly and Company	18,000	1,539,720
Express Scripts Holding Company *	22,000	1,393,040
Gilead Sciences, Inc.	36,000	2,916,720
HCA Healthcare, Inc. *	8,000	636,720
Humana Inc.	5,000	1,218,150
Johnson & Johnson	75,700	9,841,757
McKesson Corporation	6,000	921,660
Medtronic Plc	28,000	2,177,560

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Mylan N.V. *	13,000	$407,810
Regeneron Pharmaceuticals, Inc. *	3,000	1,341,360
Thermo Fisher Scientific Inc.	14,000	2,648,800
UnitedHealth Group Incorporated	42,000	8,225,700
Vertex Pharmaceuticals Incorporated *	9,000	1,368,360
Zimmer Biomet Holdings, Inc.	3,000	351,270
		65,721,597
INDUSTRIALS - 7.51%
3M Company	17,000	3,568,300
Boeing Company (The)	21,000	5,338,410
Caterpillar Inc.	16,500	2,057,715
CSX Corporation	32,000	1,736,320
Cummins Inc.	4,000	672,120
Danaher Corporation	17,000	1,458,260
Deere & Company	10,000	1,255,900
Delta Air Lines, Inc	26,000	1,253,720
Eaton Corporation plc	12,500	959,875
FedEx Corporation	9,000	2,030,220
Fortive Corporation	6,500	460,135
General Dynamics Corporation	8,000	1,644,640
Honeywell International Inc.	24,000	3,401,760
Illinois Tool Works Inc.	11,900	1,760,724
Ingersoll-Rand Plc	7,000	624,190
Norfolk Southern Corporation	8,000	1,057,920
Northrop Grumman Corporation	8,000	2,301,760
Raytheon Company	8,000	1,492,640
Republic Services, Inc.	7,000	462,420
Southwest Airlines Co.	21,500	1,203,570
United Parcel Service, Inc. - Class B	19,000	2,281,710
United Technologies Corporation	21,000	2,437,680
Union Pacific Corporation	30,000	3,479,100
Waste Management, Inc.	14,000	1,095,780
		44,034,869
INFORMATION TECHNOLOGY - 17.21%
Activision Blizzard, Inc.	9,400	606,394
Adobe Systems Incorporated *	17,000	2,536,060
Alphabet Inc. - Class A *	2,000	1,947,440
Alphabet Inc. - Class C *	15,005	14,391,446

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

Analog Devices, Inc.	13,000	$1,120,210
Apple Inc.	65,000	10,017,800
Applied Materials, Inc.	43,000	2,239,870
Broadcom Limited	16,000	3,880,640
Cognizant Technology Solutions Corporation	6,000	435,240
Corning Incorporated	31,900	954,448
Electronic Arts Inc. *	12,000	1,416,720
Facebook, Inc. - Class A *	85,500	14,609,385
Fidelity National Information Services, Inc.	15,000	1,400,850
Fiserv, Inc. *	10,000	1,289,600
Intel Corporation	198,500	7,558,880
Intuit Inc.	9,000	1,279,260
Mastercard Incorporated	34,000	4,800,800
Micron Technology, Inc. *	37,000	1,455,210
Microsoft Corporation	156,000	11,620,440
NVIDIA Corporation	21,500	3,843,555
Oracle Corporation	87,272	4,219,601
PayPal Holdings, Inc. *	20,000	1,280,600
Symantec Corporation	10,400	341,224
TE Connectivity Ltd.	13,000	1,079,780
Texas Instruments Incorporated	35,000	3,137,400
Visa, Inc. - Class A	33,000	3,472,920
		100,935,773
MATERIALS - 1.98%
Air Products and Chemicals, Inc.	7,000	1,058,540
DowDuPont Inc.	61,294	4,243,384
Ecolab Inc.	8,000	1,028,880
LyondellBasell Industries N.V.	12,000	1,188,600
Monsanto Company	12,000	1,437,840
Nucor Corporation	11,200	627,648
Praxair, Inc.	7,000	978,180
Sherwin-Williams Company (The)	3,000	1,074,120
		11,637,192
REAL ESTATE - 0.60%
American Tower Corporation	17,000	2,323,560
Prologis, Inc.	19,000	1,205,740
		3,529,300

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2017 (Unaudited)

TELECOMMUNICATION SERVICES - 1.59%
AT&T, Inc.	107,568	$4,213,439
Verizon Communications, Inc.	103,000	5,097,470
		9,310,909
UTILITIES - 1.47%
American Electric Power Company, Inc.	14,200	997,408
DTE Energy Company	7,000	751,520
Edison International	9,800	756,266
NextEra Energy, Inc.	18,000	2,637,900
PG&E Corporation	14,000	953,260
Sempra Energy	9,000	1,027,170
WEC Energy Group, Inc.	10,000	627,800
Xcel Energy Inc.	19,000	899,080
		8,650,404
TOTAL EQUITY SECURITIES (cost - $529,630,331)		577,883,895

SHORT-TERM INVESTMENT - 1.95%
MONEY MARKET FUND - 1.95%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.91%^ (cost - $11,434,330)	11,434,330	11,434,330

TOTAL INVESTMENTS - 100.47% (cost - $541,064,661)		589,318,225

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.47)%		(2,731,527)

NET ASSETS - 100.00%		$586,586,698

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2017.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2017:

Cost of portfolio investments	$541,474,605
Gross unrealized appreciation	$53,964,190
Gross unrealized depreciation	(6,120,570)
Net unrealized appreciation	$47,843,620

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$577,883,895	$-
Short-Term Investments	11,434,330	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$589,318,225	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2017, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2017.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended September 30, 2017, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on August 23, 2017 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 21, 2017

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 21, 2017

*	Print the name and title of each signing officer under his or her signature.